EVENTS OCURRED AFTER THE REPORT PERIOD	12 Months Ended
Dec. 31, 2020
EVENTS OCURRED AFTER THE REPORT PERIOD
EVENTS OCURRED AFTER THE REPORT PERIOD

36          EVENTS OCURRED AFTER THE REPORT PERIOD

             Merger between Credicorp Capital Securities, Inc. and Ultralat Capital Markets, LLC:

On February 1, 2021, we finalized the merger between Credicorp Capital Securities, Inc. and Ultralat Capital Markets, LLC, which resulted in Credicorp Capital LLC. Credicorp Capital LLC is a broker-dealer registered with FINRA and the SEC. Credicorp Capital LLC is owned by Credicorp Capital Limited, which is wholly owned by Credicorp Ltd. Credicorp Capital LLC has an affiliate investment adviser, Credicorp Capital Advisors LLC. They share the same board of directors and ownership.

This operation will not have an impact on the consolidated financial statements of Credicorp Ltd. and Subsidiaries.

Merger between ASB Bank Corp and Atlantic Security Bank:

ASHC is executing a merger by absorption between its subsidiaries Atlantic Security Bank (Cayman Islands) and ASB Bank Corp (Panama), with the latter being the surviving entity. The process is in the regulatory approval stage and is expected to be concluded within the second quarter of 2021.

This operation will not have an impact on the consolidated financial statements of Credicorp Ltd. and Subsidiaries.

             Interest rate ceiling

On March 2021, a new interest rate ceiling law was approved by Peru’s congress, which grants the BCRP the power to set rates every six months, with the purpose of regulating the market for consumer, small consumer, SMEs, and credit card loans. Additionally, the law also defines a new regulation on certain fee charges, which will be supervised by the SBS.

Management is in the process of evaluating the potential effects it could have on the Consolidated financial statements of Credicorp Ltd. and Subsidiaries of 2021 because the law has not been regulated yet.

BCP subordinated bonds repurchase, make-whole redemption and issuance:

As of March 2021, the Bank announced the results of a buyback offer for two subordinated bonds. A total of US$ 60.0 million was repurchased from the Subordinated Bond maturing in 2026, of which the outstanding amount was US$181.5 million. A total of US$ 11.0 million were exchanged and a total of US$ 88.5 million was repurchased from the Subordinated Bond maturing in 2027, of which the outstanding amount was US$294.7 million. Then the Bank announced a make-whole redemption from the Subordinated Bond maturing in 2026 and from the Subordinated Bond maturing in 2027, which will take place on April 2021.

At the same time, the Bank issued a subordinated bond under the Medium-Term Bond Program for US$ 500.0 million at a semi-annual coupon rate of 3.25 percent, maturing in September 30, 2031. The bonds issued have the option of repurchase in the year 2026 under the following conditions:

i.

On September 30, 2026, BCP has the option to redeem all the bonds at a redemption price equal to 100% of the aggregate principal amount, otherwise, from that date it will pay a rate of fixed interest equal to the Treasury of the United States of America’s rate plus 245 basis points.

ii.After September 30, 2026, BCP may redeem all or part of the bonds at a redemption price equal to the greater of (1) 100% of the principal amount of the notes and (2) the sum of the remaining flows discounted at a discount rate equivalent to the Treasury of the United States of America’s rate plus 40 basis points.